Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Supplement [Text Block]	lgft_SupplementTextBlock	LITMAN GREGORY FUNDS TRUST

                                                                        Supplement dated May 27, 2016 to Prospectus of the Litman Gregory Funds Trust dated April 30, 2016, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Alternative Strategies Fund:

                                                       The following table replaces the table under “Performance” beginning on page 15 of the Prospectus dated April 30, 2016, as supplemented:

Average Annual Total Returns (for the periods ended December 31, 2015)
Litman Gregory Masters Alternative Strategies Fund	One Year	Since Fund Inception (9/30/2011)
Institutional Class
Return Before Taxes	-0.77%	5.12%
Return After Taxes on Distributions	-2.06%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.37%	3.57%
Investor Class
Return Before Taxes	-0.95%	4.89%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.57%	2.28%
3-Month LIBOR (reflects no deduction for fees, expenses or taxes)	0.28%	0.33%
Morningstar Multialternative Category (reflects net performance of funds in this group)	-2.72%	1.66%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	17.45%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	-3.64%	1.23%

The table updates the performance for HFRX Global Hedge Fund Index for the One Year and Since Fund Inception periods.

Litman Gregory Masters Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lgft_SupplementTextBlock	LITMAN GREGORY FUNDS TRUST

                                                                        Supplement dated May 27, 2016 to Prospectus of the Litman Gregory Funds Trust dated April 30, 2016, as supplemented

Notice to Existing and Prospective Shareholders of the Litman Gregory Masters Alternative Strategies Fund:

                                                       The following table replaces the table under “Performance” beginning on page 15 of the Prospectus dated April 30, 2016, as supplemented:

Average Annual Total Returns (for the periods ended December 31, 2015)
Litman Gregory Masters Alternative Strategies Fund	One Year	Since Fund Inception (9/30/2011)
Institutional Class
Return Before Taxes	-0.77%	5.12%
Return After Taxes on Distributions	-2.06%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	-0.37%	3.57%
Investor Class
Return Before Taxes	-0.95%	4.89%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.57%	2.28%
3-Month LIBOR (reflects no deduction for fees, expenses or taxes)	0.28%	0.33%
Morningstar Multialternative Category (reflects net performance of funds in this group)	-2.72%	1.66%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	0.92%	17.45%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)	-3.64%	1.23%

The table updates the performance for HFRX Global Hedge Fund Index for the One Year and Since Fund Inception periods.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Litman Gregory Masters Alternative Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.77%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.95%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.06%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.57%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | 3-Month LIBOR (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.28%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | Morningstar Multialternative Category (reflects net performance of funds in this group)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.72%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.92%
Since Fund Inception	rr_AverageAnnualReturnSinceInception	17.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011
Litman Gregory Masters Alternative Strategies Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.64%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2011